Issued capital and reserves - Capital Transactions (Details) - USD ($)										1 Months Ended				12 Months Ended
	Mar. 11, 2022	Jan. 11, 2022	Apr. 09, 2021	Dec. 10, 2020	Dec. 07, 2020	May 15, 2020	May 14, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2022	Feb. 12, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 02, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Ordinary share price (usd per share)	$ 0.75	$ 1.175	$ 1.375				$ 1.2875
Share price per ADS (usd per share)	$ 3.00	$ 4.70	$ 5.50	$ 5.50		$ 5.15	$ 5.15
Issue of shares and warrants	$ 23,000,001	$ 9,281,349	$ 9,999,996				$ 28,749,999	$ 1,613,116		$ 9,281,000		$ (2,087,000)			$ 10,000,000	$ 28,750,000
Transaction costs												$ 3,374,000		$ 2,170,000	$ 177,000
Shares issued (in shares)												133,934,090		193,426,478	151,419,322	133,934,090
Increase (decrease) through conversion of convertible instruments, equity	$ 23,000,000														$ 17,672,000	$ 16,886,000
Underwriters' over-allotment shares issued (in shares)	4,000,000						2,912,620
Issue of equity, net proceeds								$ 1,100,000
B. Riley FBR, Inc
Disclosure of analysis of other comprehensive income by item [line items]
Offering price									$ 35,000,000
Convertible notes 2016 and 2019-1
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount					$ 9,000,000						$ 7,750,000
Borrowings, accrued interest and conversion bonus											$ 4,536,438
Shares issued (in shares)					10,119,844						7,227,308
Accrued interest					$ 3,352,482
Maximum percentage of ordinary shares provided to cover underwriter's over-allotment option					15.00%
Shareholder Loan Agreement | Bpifrance Participations
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount																	$ 2,200,000
Borrowings, interest rate																	4.00%
Ordinary shares
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants (in shares)	30,666,668	7,899,020	7,272,724	1,517,976			22,330,096	970,584		7,899,020		1,517,976	22,330,096		7,272,724
Issue of shares and warrants	$ 674,813	$ 178,802	$ 172,698	$ 36,781			$ 486,761	$ 21,114		$ 179,000		$ 37,000	$ 487,000		$ 173,000
Increase (decrease) through conversion of convertible instruments, equity					$ 245,467	$ 37,253					$ 175,239				$ 175,000	$ 245,000
Increase (decrease) in number of ADS issued				379,494				242,646
Conversion of convertible debt, in ADS (in shares)						428,869
Conversion of convertible debt (in shares)						1,715,476									7,227,308	10,119,844
Share premium
Disclosure of analysis of other comprehensive income by item [line items]
Issue of shares and warrants	22,325,188	9,102,547	9,827,297	$ 2,050,436			28,263,238	$ 1,592,002		$ 9,102,000		2,050,000	$ 28,263,000		$ 9,827,000
Transaction costs	$ 2,000,000	$ 100,000	$ 100,000	$ 400,000		$ 200,000	$ 2,300,000	$ 500,000				$ (3,374,000)		$ 2,170,000	177,000
Increase (decrease) through conversion of convertible instruments, equity					$ 12,107,015	$ 2,209,589					$ 12,111,185				$ 12,111,000	$ (12,107,000)